UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 39.6%
Consumer Discretionary 3.3%
AMC Entertainment, Inc., 8.0%, 3/1/2014	380,000	285,000
American Achievement Corp., 144A, 8.25%, 4/1/2012	115,000	92,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	199,062	47,775
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	270,000	124,200
8.0%, 3/15/2014	115,000	54,050
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	295,000	179,950
Cablevision Systems Corp., Series B, 8.334% ***, 4/1/2009	90,000	90,450
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	190,000	27,550
Carrols Corp., 9.0%, 1/15/2013	120,000	87,600

Cox Communications, Inc., 144A, 9.375%, 1/15/2019		1,600,000	1,721,094
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)		210,000	202,125
Series B, 7.625%, 4/1/2011		395,000	393,025
Series B, 8.125%, 7/15/2009		220,000	221,100
Series B, 8.125%, 8/15/2009		435,000	437,175
144A, 8.5%, 6/15/2015		215,000	206,937
Denny's Holdings, Inc., 10.0%, 10/1/2012		80,000	64,800
DIRECTV Holdings LLC, 7.625%, 5/15/2016		435,000	427,387
DISH DBS Corp.:
6.375%, 10/1/2011		475,000	456,000
6.625%, 10/1/2014		335,000	304,850
7.125%, 2/1/2016		260,000	239,200
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (c)		196,000	127,400
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		270,000	29,700
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	162,150
Group 1 Automotive, Inc., 8.25%, 8/15/2013		115,000	88,694
Hertz Corp., 8.875%, 1/1/2014		595,000	388,237
Idearc, Inc., 8.0%, 11/15/2016		540,000	16,875
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		155,000	82,925
Inergy LP, 144A, 8.75%, 3/1/2015		80,000	75,600
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		265,000	131,175
Kabel Deutschland GmbH, 10.625%, 7/1/2014		360,000	347,400
Lamar Media Corp., Series C, 6.625%, 8/15/2015		155,000	116,250
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		120,000	78,000
MGM MIRAGE, 6.625%, 7/15/2015		295,000	181,425
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		335,000	254,600
Norcraft Holdings LP, 9.75%, 9/1/2012		565,000	435,050
Penske Automotive Group, Inc., 7.75%, 12/15/2016		490,000	235,200
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		155,000	142,600
Quebecor Media, Inc., 7.75%, 3/15/2016		160,000	125,600
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		180,000	11,475
Quiksilver, Inc., 6.875%, 4/15/2015		230,000	126,213
Reader's Digest Association, Inc., 9.0%, 2/15/2017		180,000	16,425
Sabre Holdings Corp., 8.35%, 3/15/2016		200,000	52,000
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		275,000	130,625
Shaw Communications, Inc., 8.25%, 4/11/2010		310,000	311,550
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		190,000	116,850
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		725,000	18,125
Sirius XM Radio, Inc., 9.625%, 8/1/2013		345,000	75,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		225,000	88,875
Travelport LLC:
6.828% ***, 9/1/2014		170,000	51,000
9.875%, 9/1/2014		35,000	13,825
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		55,000	8,113
United Components, Inc., 9.375%, 6/15/2013		40,000	12,400
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	575,000	625,795
144A, 10.375%, 2/15/2015		175,000	136,063
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	235,000	252,751
144A, 8.0%, 11/1/2016	EUR	120,000	118,309
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		67,178	336
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,165,000	2,913

			10,850,692

Consumer Staples 2.1%
Alliance One International, Inc., 8.5%, 5/15/2012	120,000	94,800
Altria Group, Inc.:
8.5%, 11/10/2013	170,000	186,925
9.7%, 11/10/2018	85,000	93,016
Bottling Group LLC, 5.125%, 1/15/2019	1,050,000	1,060,993
Campbell Soup Co., 4.5%, 2/15/2019	600,000	583,904
Delhaize America, Inc.:
8.05%, 4/15/2027	75,000	72,021
9.0%, 4/15/2031	510,000	584,096
General Mills, Inc., 5.65%, 2/15/2019	705,000	717,981
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)	145,000	87,000
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	873,750	436,875
Reynolds American, Inc., 6.75%, 6/15/2017	2,400,000	2,098,469
Viskase Companies, Inc., 11.5%, 6/15/2011	1,330,000	864,500

		6,880,580
Energy 5.5%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	515,000	412,000
Belden & Blake Corp., 8.75%, 7/15/2012	1,150,000	833,750
Bristow Group, Inc., 7.5%, 9/15/2017	260,000	189,800
Chaparral Energy, Inc.:
8.5%, 12/1/2015	375,000	82,500
8.875%, 2/1/2017	140,000	30,800
Chesapeake Energy Corp.:
6.25%, 1/15/2018	270,000	217,350
6.875%, 1/15/2016	635,000	544,512
7.25%, 12/15/2018	435,000	364,312
7.5%, 6/15/2014	110,000	99,550
9.5%, 2/15/2015	25,000	24,500
Cimarex Energy Co., 7.125%, 5/1/2017	185,000	160,025
Colorado Interstate Gas Co., 6.8%, 11/15/2015	115,000	107,238
ConocoPhillips:
4.75%, 2/1/2014	80,000	80,121
5.75%, 2/1/2019	1,600,000	1,602,720
6.5%, 2/1/2039	800,000	796,862
Delta Petroleum Corp., 7.0%, 4/1/2015	420,000	151,200
Devon Energy Corp., 6.3%, 1/15/2019	85,000	85,056
Dynegy Holdings, Inc., 6.875%, 4/1/2011	75,000	69,000
El Paso Corp.:
7.25%, 6/1/2018	505,000	462,075
7.75%, 6/15/2010	85,000	84,150
9.625%, 5/15/2012	180,000	169,483
EXCO Resources, Inc., 7.25%, 1/15/2011	355,000	298,200
Forest Oil Corp., 144A, 7.25%, 6/15/2019	130,000	108,225
Frontier Oil Corp.:
6.625%, 10/1/2011	180,000	171,900
8.5%, 9/15/2016	330,000	313,500
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	55,000	48,950
Hess Corp., 8.125%, 2/15/2019	510,000	521,054
KCS Energy, Inc., 7.125%, 4/1/2012	945,000	822,150
Mariner Energy, Inc.:
7.5%, 4/15/2013	215,000	161,250
8.0%, 5/15/2017	265,000	169,600
Newfield Exploration Co., 7.125%, 5/15/2018	390,000	344,175
OPTI Canada, Inc.:

7.875%, 12/15/2014		325,000	144,625
8.25%, 12/15/2014		630,000	289,800
Pemex Project Funding Master Trust:
5.75%, 3/1/2018		1,570,000	1,334,500
REG S, 6.375%, 8/5/2016	EUR	100,000	110,114
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015		115,000	96,313
9.125%, 7/15/2013		250,000	230,000
Petroleos Mexicanos, REG S, 8.0%, 5/3/2019 (d)		1,200,000	1,196,400
Petronas Capital Ltd., REG S, 7.875%, 5/22/2022		290,000	314,761
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	183,975
7.625%, 6/1/2018		435,000	371,925
Quicksilver Resources, Inc., 7.125%, 4/1/2016		640,000	441,600
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		170,000	134,300
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		320,000	302,400
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015		140,000	29,400
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	232,200
8.25%, 12/15/2011		685,000	527,450
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		90,000	79,637
TEPPCO Partners LP, 7.625%, 2/15/2012		205,000	195,463
Tesoro Corp., 6.5%, 6/1/2017		220,000	163,900
TransCanada PipeLines Ltd.:
7.125%, 1/15/2019		125,000	132,493
7.625%, 1/15/2039		80,000	83,260
Whiting Petroleum Corp.:
7.25%, 5/1/2012		450,000	382,500
7.25%, 5/1/2013		70,000	57,750
Williams Companies, Inc.:
8.125%, 3/15/2012		695,000	688,050
8.75%, 3/15/2032		415,000	379,725
Williams Partners LP, 7.25%, 2/1/2017		190,000	169,100

			17,797,649
Financials 12.2%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	207,900
Ashton Woods USA LLC, 9.5%, 10/1/2015 **		540,000	81,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		115,000	10,350
CIT Group, Inc., 5.4%, 2/13/2012		1,600,000	1,299,373
Citigroup, Inc., 6.5%, 8/19/2013		305,000	291,430
Commonwealth Bank of Australia, 8.7% ***, 7/21/2016		4,000,000	3,900,360
Conproca SA de CV, REG S, 12.0%, 6/16/2010		611,535	622,237
Depfa ACS Bank, 144A, 9.5% ***, 10/6/2023		4,000,000	3,090,000
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,395,000	993,233
7.875%, 6/15/2010		335,000	276,712
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015 (b)		210,000	211,050
GMAC LLC:
3.399% ***, 5/15/2009		260,000	243,100
4.241% ***, 6/30/2009	EUR	65,000	74,903
144A, 6.875%, 9/15/2011		1,185,000	932,941
7.75%, 1/19/2010 (b)		130,000	112,486
144A, 7.75%, 1/19/2010		595,000	538,415
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		535,000	171,200
8.875%, 4/1/2015 (PIK)		350,000	87,500

Hexion US Finance Corp., 9.75%, 11/15/2014		125,000	15,000
Inmarsat Finance PLC, 10.375%, 11/15/2012		750,000	742,500
iPayment, Inc., 9.75%, 5/15/2014		165,000	99,000
Kreditanstalt fuer Wiederaufbau:
2.05%, 2/16/2026	JPY	1,000,000,000	10,620,582
5.0%, 7/4/2011	EUR	7,000,000	9,474,647
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		185,000	22,431
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		340,000	10,200
NiSource Finance Corp.:
6.15%, 3/1/2013		30,000	24,627
7.875%, 11/15/2010		360,000	342,148
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		240,000	141,600
Qwest Capital Funding, Inc., 7.0%, 8/3/2009		210,000	209,213
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		39,000	39,488
Sprint Capital Corp.:
7.625%, 1/30/2011		210,000	174,825
8.375%, 3/15/2012		85,000	68,000
The Goldman Sachs Group, Inc., 7.5%, 2/15/2019 (d)		2,145,000	2,119,423
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		660,000	8,250
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		288,325	31,716
Universal City Development Partners Ltd., 11.75%, 4/1/2010		955,000	735,350
Wachovia Corp., 3.625%, 2/17/2009		1,000,000	1,000,068
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,950
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	480,000	540,841
144A, 10.75%, 12/1/2015		75,000	66,750

			39,640,799
Health Care 1.8%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017		480,000	532,800
Boston Scientific Corp., 6.0%, 6/15/2011		295,000	284,675
Community Health Systems, Inc., 8.875%, 7/15/2015		1,670,000	1,607,375
HCA, Inc.:
9.125%, 11/15/2014		305,000	292,800
9.25%, 11/15/2016		1,050,000	1,002,750
9.625%, 11/15/2016 (PIK)		395,000	331,800
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	177,750
IASIS Healthcare LLC, 8.75%, 6/15/2014		295,000	259,600
Psychiatric Solutions, Inc., 7.75%, 7/15/2015		220,000	180,400
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)		225,000	146,250
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	327,250
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015		270,000	228,150
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014		590,000	525,100

			5,896,700
Industrials 2.3%
Actuant Corp., 6.875%, 6/15/2017		150,000	123,000
Allied Waste North America, Inc., 6.5%, 11/15/2010		155,000	155,000
ARAMARK Corp., 8.5%, 2/1/2015		85,000	82,662
Baldor Electric Co., 8.625%, 2/15/2017 (b)		195,000	163,800
BE Aerospace, Inc., 8.5%, 7/1/2018		435,000	408,900
Belden, Inc., 7.0%, 3/15/2017		195,000	148,200
Bombardier, Inc., 144A, 6.75%, 5/1/2012		100,000	89,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035		540,000	491,400
Cenveo Corp., 144A, 10.5%, 8/15/2016		215,000	134,106
Congoleum Corp., 8.625%, 8/1/2008 **		480,000	360,000

Esco Corp.:
144A, 5.871% ***, 12/15/2013	285,000	185,250
144A, 8.625%, 12/15/2013	360,000	280,800
General Cable Corp.:
3.81% ***, 4/1/2015	305,000	204,350
7.125%, 4/1/2017	195,000	156,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	175,000	147,219
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	220,000	81,400
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	360,000	309,600
7.625%, 12/1/2013	520,000	436,800
9.375%, 5/1/2012	650,000	619,125
Kansas City Southern Railway Co., 8.0%, 6/1/2015	395,000	355,500
Mobile Mini, Inc., 9.75%, 8/1/2014	255,000	188,700
Moog, Inc., 144A, 7.25%, 6/15/2018	85,000	76,075
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	290,000	169,650
Ply Gem Industries, Inc., 11.75%, 6/15/2013 (b)	155,000	86,025
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	695,000	69,500
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	170,000	146,200
Seitel, Inc., 9.75%, 2/15/2014	130,000	45,338
Titan International, Inc., 8.0%, 1/15/2012	730,000	613,200
TransDigm, Inc., 7.75%, 7/15/2014	115,000	103,500
United Rentals North America, Inc.:
6.5%, 2/15/2012	455,000	373,100
7.0%, 2/15/2014	570,000	359,100
US Concrete, Inc., 8.375%, 4/1/2014	210,000	115,500
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	140,000	85,400

		7,364,150
Information Technology 0.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015	205,000	61,500
L-3 Communications Corp.:
5.875%, 1/15/2015	625,000	571,875
Series B, 6.375%, 10/15/2015	270,000	253,125
7.625%, 6/15/2012	755,000	750,281
Lucent Technologies, Inc., 6.45%, 3/15/2029	695,000	232,825
MasTec, Inc., 7.625%, 2/1/2017	270,000	216,000
Seagate Technology HDD Holdings, 6.8%, 10/1/2016 (b)	180,000	95,400
SunGard Data Systems, Inc., 10.25%, 8/15/2015	525,000	357,000
Vangent, Inc., 9.625%, 2/15/2015	155,000	97,650

		2,635,656
Materials 2.7%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	110,000	73,975
ARCO Chemical Co., 9.8%, 2/1/2020 **	1,740,000	435,000
Cascades, Inc., 7.25%, 2/15/2013	415,000	234,475
Chemtura Corp., 6.875%, 6/1/2016	450,000	146,250
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013	215,000	124,700
CPG International I, Inc., 10.5%, 7/1/2013	490,000	274,400
Exopack Holding Corp., 11.25%, 2/1/2014	580,000	336,400
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 2/1/2014	45,000	41,625
8.25%, 4/1/2015	580,000	493,725
8.375%, 4/1/2017	1,140,000	946,200
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)	448,030	322,582
144A, 9.968% ***, 12/31/2009	719,000	517,680

Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		180,000	164,250
9.5%, 12/1/2011		185,000	180,375
Hexcel Corp., 6.75%, 2/1/2015		790,000	679,400
Huntsman LLC, 11.625%, 10/15/2010		892,000	856,320
Innophos, Inc., 8.875%, 8/15/2014		100,000	78,000
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		540,000	446,175
Metals USA Holdings Corp., 7.435% ***, 7/1/2012 (PIK)		143,808	38,109
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	57,475
NewMarket Corp., 7.125%, 12/15/2016		455,000	352,625
NewPage Corp., 10.0%, 5/1/2012		405,000	155,925
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	220,000	230,984
Pliant Corp., 11.85%, 6/15/2009 (PIK)		5	3
Radnor Holdings Corp., 11.0%, 3/15/2010 **		100,000	125
Rhodia SA, 144A, 5.362% ***, 10/15/2013	EUR	280,000	170,293
Steel Dynamics, Inc., 7.375%, 11/1/2012		40,000	36,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		440,000	400,400
The Mosaic Co., 144A, 7.375%, 12/1/2014		625,000	600,000
Witco Corp., 6.875%, 2/1/2026		135,000	31,050
Wolverine Tube, Inc., 10.5%, 4/1/2009		325,000	273,812

			8,698,333
Telecommunication Services 2.8%
AT&T, Inc.:
4.85%, 2/15/2014		80,000	80,364
6.55%, 2/15/2039		528,000	526,057
BCM Ireland Preferred Equity Ltd., 144A, 11.245% ***, 2/15/2017 (PIK)	EUR	232,564	22,522
Centennial Communications Corp.:
10.0%, 1/1/2013		155,000	163,525
10.125%, 6/15/2013		325,000	335,562
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		600,000	573,000
8.375%, 1/15/2014		220,000	196,900
Cricket Communications, Inc.:
9.375%, 11/1/2014		475,000	432,250
144A, 10.0%, 7/15/2015		430,000	397,750
Crown Castle International Corp., 9.0%, 1/15/2015		385,000	372,487
Frontier Communications Corp.:
6.25%, 1/15/2013		205,000	192,700
9.25%, 5/15/2011		130,000	130,975
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		112,247	72,961
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	200,000	149,807
Intelsat Corp.:
144A, 9.25%, 8/15/2014		90,000	84,150
144A, 9.25%, 6/15/2016		1,015,000	928,725
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		520,000	478,400
iPCS, Inc., 5.318% ***, 5/1/2013		110,000	78,100
MetroPCS Wireless, Inc.:
9.25%, 11/1/2014		565,000	523,331
144A, 9.25%, 11/1/2014		65,000	59,638
Millicom International Cellular SA, 10.0%, 12/1/2013		1,010,000	964,550
Qwest Corp.:
7.25%, 9/15/2025		70,000	51,450
7.875%, 9/1/2011		585,000	579,150
8.875%, 3/15/2012		130,000	129,350
Sprint Nextel Corp., 6.0%, 12/1/2016		275,000	184,250
Stratos Global Corp., 9.875%, 2/15/2013		150,000	138,000

Telesat Canada, 144A, 11.0%, 11/1/2015		620,000	474,300
Virgin Media Finance PLC:
8.75%, 4/15/2014		475,000	403,750
8.75%, 4/15/2014	EUR	335,000	345,292
Windstream Corp.:
7.0%, 3/15/2019		255,000	225,675
8.625%, 8/1/2016		40,000	39,400

			9,334,371
Utilities 6.1%
AES Corp.:
8.0%, 10/15/2017		395,000	371,300
144A, 8.0%, 6/1/2020		425,000	386,750
144A, 8.75%, 5/15/2013		1,372,000	1,375,430
9.5%, 6/1/2009		275,000	276,375
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		1,840,000	1,844,600
CenterPoint Energy Houston Electric LLC, Series U, 7.0%, 3/1/2014		85,000	87,500
CMS Energy Corp., 8.5%, 4/15/2011		880,000	886,185
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019		2,000,000	2,269,200
Duke Energy Corp., 6.3%, 2/1/2014		1,300,000	1,333,353
Edison Mission Energy, 7.0%, 5/15/2017		450,000	418,500
Electricite de France, 144A, 6.5%, 1/26/2019		1,720,000	1,784,619
Energy Future Holdings Corp., 10.875%, 11/1/2017		280,000	221,200
Indiana Michigan Power Co., Series I, 7.0%, 3/15/2019		1,920,000	1,927,526
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	904,550
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	189,625
Knight, Inc., 6.5%, 9/1/2012		340,000	317,900
Metropolitan Edison Co., 7.7%, 1/15/2019		1,550,000	1,588,369
Mirant Americas Generation LLC, 8.3%, 5/1/2011		485,000	476,512
Mirant North America LLC, 7.375%, 12/31/2013		150,000	144,750
NRG Energy, Inc.:
7.25%, 2/1/2014		495,000	472,725
7.375%, 1/15/2017		340,000	318,750
7.375%, 2/1/2016		390,000	371,475
NV Energy, Inc.:
6.75%, 8/15/2017		470,000	345,814
8.625%, 3/15/2014		100,000	92,586
Oncor Electric Delivery Co., 7.0%, 9/1/2022		185,000	177,524
PacifiCorp:
5.5%, 1/15/2019		40,000	41,097
6.0%, 1/15/2039		20,000	20,200
Regency Energy Partners LP, 8.375%, 12/15/2013		293,000	227,075
Reliant Energy, Inc., 7.875%, 6/15/2017		495,000	400,950
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		1,005,000	743,700

			20,016,140

Total Corporate Bonds (Cost $153,088,002)			129,115,070
Asset-Backed 0.6%
Credit Card Receivables
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 0.733% ***, 5/15/2014 (Cost $3,625,734)		3,800,000	1,941,564
Commercial and Non-Agency Mortgage-Backed Securities 1.8%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040		3,719,000	2,800,124
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.448% ***, 7/15/2041		2,000,000	544,393

Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.736% ***, 6/15/2049		3,600,000	2,601,703

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $8,759,064)			5,946,220
Collateralized Mortgage Obligations 1.2%
FannieMae Grantor Trust, "1A4", Series 2004-T2, 7.5%, 11/25/2043 (Cost $3,836,446)		3,697,779	3,918,492
Mortgage-Backed Securities Pass-Throughs 5.0%
Federal Home Loan Mortgage Corp., 4.5%, 9/1/2018 (d)		4,000,000	4,041,250
Government National Mortgage Association:
4.5%, 9/1/2034 (d)		4,000,000	4,028,750
5.0%, 10/1/2035 (d)		4,000,000	4,074,375
5.5%, 4/1/2036 (d)		4,000,000	4,096,876

Total Mortgage-Backed Securities Pass-Throughs (Cost $16,363,750)			16,241,251
Government & Agency Obligations 42.1%
Sovereign Bonds 30.3%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		2,250,000	2,767,500
Dominican Republic:
144A, 8.625%, 4/20/2027		125,000	80,000
REG S, 9.5%, 9/27/2011		638,947	594,221
Federal Republic of Germany, Series 06, 4.0%, 7/4/2016	EUR	5,000,000	6,774,212
Federal Republic of Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010		32,000	4,160
Federative Republic of Brazil:
7.875%, 3/7/2015		1,045,000	1,149,500
8.875%, 10/14/2019		950,000	1,109,125
11.0%, 1/11/2012		2,270,000	2,701,300
12.5%, 1/5/2016	BRL	1,155,000	518,243
Government of Canada, 4.5%, 6/1/2015	CAD	3,250,000	2,965,935
Government of Ukraine, REG S, 7.65%, 6/11/2013		785,000	392,500
Kingdom of Spain, 3.15%, 1/31/2016	EUR	4,600,000	5,527,791
Province of Quebec, Series PO, 1.6%, 5/9/2013	JPY	2,292,000,000	26,342,347
Republic of Argentina, 5.83%, 12/31/2033 (PIK)	ARS	438	66
Republic of Bulgaria, 144A, 8.25%, 1/15/2015		825,000	845,625
Republic of Colombia:
8.25%, 12/22/2014		85,000	92,650
10.0%, 1/23/2012 (b)		1,245,000	1,398,135
10.75%, 1/15/2013		335,000	392,788
Republic of El Salvador, 144A, 7.65%, 6/15/2035		2,245,000	1,706,200
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	82,500
Republic of Greece:
3.6%, 7/20/2016	EUR	5,500,000	6,172,277
4.5%, 9/20/2037	EUR	7,750,000	7,750,238
Republic of Indonesia, 144A, 6.875%, 3/9/2017		1,470,000	1,153,950
Republic of Panama:
7.125%, 1/29/2026		630,000	609,525
9.375%, 1/16/2023		2,075,000	2,230,625
Republic of Peru:
6.55%, 3/14/2037		1,600,000	1,424,000
7.35%, 7/21/2025		3,805,000	3,824,025
Republic of Philippines, 8.375%, 2/15/2011		465,000	491,737
Republic of Turkey:
7.0%, 9/26/2016		875,000	848,750
7.25%, 3/15/2015		360,000	356,400
11.75%, 6/15/2010		2,045,000	2,198,375

12.375%, 6/15/2009		1,020,000	1,044,276
Republic of Uruguay:
7.625%, 3/21/2036		605,000	497,612
9.25%, 5/17/2017		735,000	764,400
Republic of Venezuela, 10.75%, 9/19/2013		3,250,000	2,193,750
Russian Federation, REG S, 7.5%, 3/31/2030		2,440,200	2,256,917
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		2,050,000	1,783,500
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	4,100,000	6,445,042
United Mexican States:
5.625%, 1/15/2017		499,000	485,028
Series A, 5.875%, 1/15/2014		1,025,000	1,043,962

			99,019,187
US Government Sponsored Agencies 1.0%
Federal Home Loan Bank, 7.45% ***, 10/16/2023		2,400,000	2,400,000
Federal National Mortgage Association, 8.45% ***, 2/27/2023		750,000	750,000

			3,150,000
US Treasury Obligations 10.8%
US Treasury Bills:
0.13% ****, 6/11/2009 (e)		2,692,000	2,689,512
0.16% ****, 5/21/2009 (e)		340,000	339,746
US Treasury Bonds:
4.375%, 2/15/2038 (f)		952,000	1,079,033
5.25%, 11/15/2028		3,490,000	4,128,014
US Treasury Inflation-Indexed Notes:
0.625%, 4/15/2013		4,022,560	3,888,054
2.0%, 4/15/2012		4,189,960	4,203,054
US Treasury Notes:
0.875%, 12/31/2010		9,750,000	9,744,667
1.5%, 12/31/2013		5,575,000	5,493,555
3.75%, 11/15/2018 (f)		3,363,000	3,621,547

			35,187,182

Total Government & Agency Obligations (Cost $145,539,118)			137,356,369
Loan Participations and Assignments 2.0%
Senior Loans*** 1.8%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 3.725%, 4/2/2014		107,287	102,995
Buffets, Inc.:
DIP Term Loan, LIBOR plus 7.25%, 9.225%, 11/12013		176,659	33,565
Letter of Credit, LIBOR plus 7.25%, 9.225%, 5/1/2013		70,993	13,489
Term Loan B, LIBOR plus 7.25%, 9.225%, 11/1/2013		365,121	69,373
Charter Communications Operating LLC:
Incremental Term Loan, LIBOR plus 5.0%, 6.975%, 3/6/2014		936,850	819,744
Term Loan, LIBOR plus 2.0%, 3.975%, 3/6/2014		589,534	455,188
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.475%, 10/10/2014		1,807,125	1,260,750
Term Loan B3, LIBOR plus 3.5%, 5.475%, 10/10/2014		97,802	68,413
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.475%, 6/20/2013		166,641	109,983
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 4.975%, 12/16/2013		218,883	80,531
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.225%, 9/16/2013		118,492	79,390
Golden Nugget, Second Lien Term Loan, LIBOR plus 3.25%, 5.225%, 12/31/2014		230,000	31,050
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.1%, 4.075%, 3/26/2014		7,214	3,963
Term Loan B, LIBOR plus 2.0%, 3.975%, 3/26/2014		122,856	67,483
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.475%, 11/17/2012		1,518,402	1,311,785
Hexion Specialty Chemicals:

Term Loan C1, LIBOR plus 2.25%, 4.225%, 5/6/2013	575,155	250,673
Term Loan C2, LIBOR plus 2.25%, 4.225%, 5/6/2013	157,080	68,461
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.225%, 6/15/2014 (PIK)	282,138	124,846
Longview Power LLC:
Delayed Draw, LIBOR plus 2.25%, 4.225%, 2/28/2014	53,667	38,103
Letter of Credit, LIBOR plus 2.25%, 4.225%, 2/28/2014	15,333	10,887
Term Loan B, LIBOR plus 2.25%, 4.225%, 2/28/2014	46,000	32,660
NewPage Corp., Term Loan, LIBOR plus 3.75%, 5.725%, 12/19/2014	49,500	28,561
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 3.975%, 9/30/2014	179,784	82,791
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.225%, 8/23/2013	94,350	56,610
Term Loan B, LIBOR plus 3.25%, 5.225%, 8/23/2014	94,350	56,610
Telesat Canada:
Delayed Draw Term Loan, LIBOR plus 3.0%, 4.975%, 10/31/2014	46,608	37,778
Term Loan B, LIBOR plus 3.0%, 4.975%, 10/31/2014	542,668	439,851
Tribune Co., Tranche B, LIBOR plus 3.0%, 4.975%, 5/19/2014 **	365,375	101,278

		5,836,811
Sovereign Loans 0.2%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	690,000	240,672
Gaz Capital (Gazprom), 144A, 6.51%, 3/7/2022	785,000	478,850

		719,522

Total Loan Participations and Assignments (Cost $10,089,806)		6,556,333
Municipal Bonds and Notes 1.3%
Tacoma, WA, Electric Systems Revenue, Series A, Prerefunded, 5.75%, 1/1/2020 (g) (Cost $4,303,160)	4,000,000	4,392,640
Preferred Securities 0.5%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (h)	340,000	124,178
HSBC Capital Funding LP, Series 1, 144A, 9.547%, 6/30/2010 (h)	800,000	615,871
ING Capital Funding Trust III, 8.439%, 12/31/2010 (h)	1,600,000	720,606
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	120,000	87,950

Total Preferred Securities (Cost $1,953,088)		1,548,605

	Units	Value ($)

Other Investments 0.0%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $271,810)	315,000	138,600

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*	3,350	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821

Total Common Stocks (Cost $131,040)		9,838

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 12.0%* (Cost $13,911)					1	0
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*					52,000	3,757
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*					40	0

Total Warrants (Cost $0)						3,757
Open End Investment Company 1.1%
DWS Floating Rate Plus Fund, "Institutional" (i) (Cost $5,239,065)					539,137	3,666,132
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 1.25% (j) (k) (Cost $2,180,445)					2,180,445	2,180,445
Cash Equivalents 9.0%
Cash Management QP Trust, 1.12% (j) (Cost $29,393,279)					29,393,279	29,393,279

					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $384,787,718) †					104.9	342,408,595
Other Assets and Liabilities, Net (b)					(4.9)	(16,034,885)

Net Assets					100.0	326,373,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*						Non-income producing security.
**						Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	1,740,000	USD	1,951,838	435,000
Ashton Woods USA LLC	9.5%	10/1/2015	540,000	USD	510,181	81,000
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	360,000
Quebecor World, Inc.	9.75%	1/15/2015	180,000	USD	180,000	11,475
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	125
Tribune Co.	4.975%	5/24/2014	365,375	USD	365,147	101,278
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	520,338	8,250
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	55,000	USD	56,100	8,113
Young Broadcasting, Inc.	8.75%	1/15/2014	1,165,000	USD	1,079,224	2,913
					5,202,941	1,008,154

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

****						Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $387,129,665. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $44,721,070. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,049,500 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,770,570.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $2,079,815. In addition, included in other assets and liabilities, net is a pending sale, amounting to $7,920, that is also on loan. The value of all securities loaned at January 31, 2009 amounted to $2,087,735 which is 0.6% of net assets.

(c)				Security has deferred its 6/15/2008 interest payment until 6/30/2009.
(d)				When-issued or delayed delivery security included.
(e)				At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)				At January 31, 2009, this security has been pledged, in whole or in part, as collateral for open written options.

(g)				Bond is insured by this company:
Insurance Coverage				As a % of Total Investment Portfolio
Financial Security Assurance, Inc.				1.3
(h)				Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)				Affiliated fund managed by Deutsche Investment Management Americas Inc.
(j)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(k)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	3/16/2009	26	1,857,185	1,908,165	50,980
2 Year US Treasury Note	3/31/2009	63	13,653,689	13,710,375	56,686
AEX Index	2/20/2009	33	2,104,332	2,094,069	(10,263)
ASX SPI 200 Index	3/19/2009	19	1,077,214	1,054,240	(22,974)
DAX Index	3/20/2009	3	455,880	416,818	(39,062)
DJ Euro Stoxx 50 Index	3/20/2009	5	155,969	142,701	(13,268)
Federal Republic of Germany Euro-Bund	3/6/2009	140	22,336,597	21,935,555	(401,042)
Federal Republic of Germany Euro-Schatz	3/6/2009	151	20,746,667	20,842,094	95,427
Hang Seng Index	2/26/2009	7	576,628	596,434	19,806

S&P MIB Index	3/20/2009	4	497,650	459,459	(38,191)
Swiss Market Index	3/20/2009	53	2,524,201	2,391,146	(133,055)
Total net unrealized depreciation					(434,956)

At January 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	3/20/2009	34	3,479,818	3,438,679	41,139
10 Year Japanese Government Bond	3/11/2009	11	17,085,609	17,009,072	76,537
10 Year US Treasury Note	3/20/2009	94	11,489,315	11,531,157	(41,842)
CAC 40 Index	2/20/2009	42	1,661,327	1,597,440	63,887
FTSE 100 Index	3/20/2009	10	618,120	594,752	23,368
IBEX 35 Index	2/20/2009	1	111,536	107,912	3,624
NASDAQ E-Mini 100 Index	3/20/2009	42	1,020,483	990,570	29,913
Russell E-Mini 2000 Index	3/20/2009	30	1,462,955	1,327,800	135,155
S&P E-Mini 500 Index	3/20/2009	8	348,901	329,000	19,901
TOPIX Index	3/13/2009	30	2,709,301	2,638,170	71,131
United Kingdom Long Gilt Bond	3/27/2009	4	711,188	680,660	30,528
Total net unrealized appreciation					453,341

At January 31, 2009, open written option contracts were as follows:
Written Options			Contract Amount	Expiration Date	Value ($)*

Call Options
Option on an interest rate swap for the obligation to receive a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010			12,000,000	10/13/2009	128,404
Option on an interest rate swap for the obligation to receive a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010			12,000,000	9/18/2009	6,714
Total Call Options (Premiums received $141,900)					135,118

Put Options
Option on an interest rate swap for the obligation to pay a fixed rate of 2.7% versus the one-year LIBOR expiring on October 13, 2010			12,000,000	10/13/2009	14,033

Option on an interest rate swap for the obligation to pay a fixed rate of 3.12% versus the one-year LIBOR expiring on September 18, 2010	12,000,000	9/18/2009	291,113
Total Put Options (Premiums received $141,900)			305,146

Total Written Options (Premiums received $283,800)			440,264

*Unrealized depreciation at January 31, 2009 was ($156,464).

At January 31, 2009, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

8/14/2008 9/20/2013	800,000[1]	3.0%	Expedia, Inc., 7.456%, 8/15/2018, BB	70,800	—	70,800
11/21/2008 12/20/2013	1,280,000[2]	3.5%	Kohl's Corp., 6.25%, 12/15/2017, BBB+	(56,848)	—	(56,848)
11/20/2008 12/22/2013	640,000[3]	3.15%	Allstate Corp., 6.75%, 5/15/2018, A-	(17,402)	—	(17,402)
12/31/2008 3/20/2014	640,000[1]	5.5%	Limited Brands, Inc., 6.9%, 7/15/2017, BB+	2,689	—	2,689
2/2/2009 3/20/2014	1,650,000[1]	1.15%	News America, Inc., 7.25%, 5/18/2018, BBB+	0	—	0
12/31/2008 3/20/2014	640,000[2]	7.0%	Macy's Retail Holdings, Inc., 7.45%, 7/15/2017, BBB-	(14,796)	—	(14,796)
12/31/2008 3/20/2014	640,000[1]	5.25%	Nordstrom, Inc., 6.95%, 5/15/2028, A-	22,380	—	22,380
1/16/2009 3/20/2014	640,000[2]	6.5%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/2012, BB+	1,425	—	1,425
Total net unrealized appreciation					8,248

At January 31, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (m)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/14/2008 3/20/2009	225,000[4]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-	267	—	267
2/26/2008 3/20/2009	275,000[4]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B	628	—	628
Total unrealized appreciation					895

(l)					The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(m)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At January 31, 2009, open total return swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

12/1/2008 1/12/2010	8,200,000[2]	0.35%	Citi Global Interest Rate Strategy Index	722,476	16,400	706,076

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	Bank of America Securities LLC
4	Merrill Lynch, Pierce, Fenner & Smith, Inc.

As of January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	255,783	CAD	319,000	2/18/2009	2,153
GBP	897,000	USD	1,311,311	2/18/2009	18,454
EUR	1,917,800	USD	2,519,117	2/20/2009	64,269
EUR	87,800	USD	115,329	2/20/2009	2,942
EUR	50,500	USD	65,021	2/20/2009	380
EUR	9,800	USD	12,715	2/20/2009	171
USD	3,577,300	GBP	2,500,000	2/27/2009	25,473
JPY	700,000,000	USD	7,840,072	2/27/2009	45,827
Total unrealized appreciation					159,669

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	6,067,259	SEK	50,769,000	2/18/2009	(844)
USD	2,876,042	AUD	4,334,000	2/18/2009	(115,914)
USD	2,372,872	NZD	4,427,000	2/18/2009	(126,395)
USD	1,004,637	JPY	89,700,000	2/18/2009	(6,007)
USD	6,300,802	SGD	9,426,000	2/18/2009	(62,844)
USD	30,360	EUR	23,000	2/18/2009	(920)
NOK	51,987,000	USD	7,243,263	2/18/2009	(262,791)
USD	1,328,764	EUR	1,000,000	2/27/2009	(48,944)
Total unrealized depreciation					(624,659)

Currency Abbreviations
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Options Written, at Value	Other Financial Instruments††
Level 1	$ 5,846,577	$ (440,264)	$ 18,385
Level 2	329,414,374	-	250,229
Level 3	7,147,644	-	-
Total	$ 342,408,595	$ (440,264)	$ 268,614

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, forward foreign currency exchange contracts, credit default and total return swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 7,137,248
Total realized gain (loss)	(17,040)
Change in unrealized appreciation (depreciation)	(349,586)
Amortization Premium/Discount	3,263
Net purchases (sales)	15,662
Net transfers in (out) of Level 3	358,097
Balance as of January 31, 2009	$ 7,147,644

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009